Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Disclosure of operating segments
Information About Reportable Segments:

	2021 $000s
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	8,129	1,615	—	235	9,979
Grant revenue	1,253	6,156	—	—	7,409
Total revenue	9,382	7,771	—	235	17,388
General and administrative expenses	(8,673)	(20,729)	—	(27,797)	(57,199)
Research and development expenses	(65,444)	(43,783)	—	(1,244)	(110,471)
Total operating expense	(74,118)	(64,512)	—	(29,041)	(167,671)
Other income/(expense):
Gain/(loss) on investments held at fair value	—	—	—	179,316	179,316
Loss realized on sale of investments	—	—	—	(20,925)	(20,925)
Gain/(loss) on disposal of assets	(1)	(51)	—	—	(53)
Other income/(expense)	—	121	—	1,523	1,645
Total other income/(expense)	(1)	70	—	159,914	159,983
Net finance income/(costs)	(16)	6,744	—	(1,679)	5,050
Share of net income/(loss) of associates accounted for using the equity method	—	—	—	(73,703)	(73,703)
Income/(loss) before taxes	(64,753)	(49,927)	—	55,727	(58,953)
Income/(loss) before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(60,368)	(50,583)	—	63,628	(47,323)
Finance income/(costs) – IFRS 9 fair value accounting	—	9,606	—	—	9,606
Share-based payment expense	(3,066)	(6,256)	—	(4,628)	(13,950)
Depreciation of tangible assets	(1,319)	(1,518)	—	(1,510)	(4,347)
Amortization of ROU assets	—	(1,174)	—	(1,764)	(2,938)
Amortization of intangible assets	—	(2)	—	—	(2)
Taxation	—	—	—	(3,756)	(3,756)
Income/(loss) for the year	(64,753)	(49,927)	—	51,971	(62,709)
Other comprehensive income/(loss)	—	—	—	—	—
Total comprehensive income/(loss) for the year	(64,753)	(49,927)	—	51,971	(62,709)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(64,657)	(47,857)	—	51,956	(60,558)
Non-controlling interests	(96)	(2,069)	—	15	(2,151)
	December 31, 2021 $000s
Consolidated Statements of Financial Position:
Total assets	125,726	66,274	—	754,007	946,006
Total liabilities[1]	228,789	228,857	—	(95,787)	361,859
Net assets/(liabilities)	(103,063)	(162,584)	—	849,794	584,147
1    Parent Company and Other Includes eliminations of intercompany liabilities between the Parent Company and the reportable segments in the amount of $233.3 million.

	2020 $000s
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Income/(Loss)
Contract revenue	5,297	990	—	2,054	8,341
Grant revenue	1,563	1,864	—	—	3,427
Total revenue	6,860	2,853	—	2,054	11,768
General and administrative expenses	(3,482)	(13,691)	—	(32,267)	(49,440)
Research and development expenses	(45,346)	(36,279)	—	(234)	(81,859)
Total Operating expenses	(48,828)	(49,970)	—	(32,500)	(131,299)
Other income/(expense):
Gain/(loss) on investments held at fair value	—	—	—	232,674	232,674
Loss realized on sale of investments	—	—	—	(54,976)	(54,976)
Gain/(loss) on disposal of assets	(15)	(15)	—	—	(30)
Other income/(expense)	—	100	—	965	1,065
Other income/(expense)	(15)	85	—	178,662	178,732
Net finance income/(costs)	19	(5,204)	—	(930)	(6,115)
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	(34,117)	(34,117)
Income/(loss) before taxes	(41,964)	(52,236)	—	113,170	18,969
(Loss)/income before taxes pre IFRS 9 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(38,349)	(42,602)	—	121,644	40,694
Finance income/(costs) – subsidiary preferred shares	—	—	—	—	—
Finance income/(costs) – IFRS 9 fair value accounting	—	(4,351)	—	—	(4,351)
Share-based payment expense	(2,762)	(2,552)	—	(5,405)	(10,718)
Depreciation of tangible assets	(854)	(1,544)	—	(1,547)	(3,945)
Amortization of ROU assets	—	(1,186)	—	(1,523)	(2,709)
Amortization of intangible assets	—	(1)	—	—	(1)
Taxation	—	(1)	—	(14,400)	(14,401)
Income/(loss) for the year	(41,964)	(52,237)	—	98,769	4,568
Other comprehensive income/(loss)	—	—	—	469	469
Total comprehensive income/(loss) for the year	(41,964)	(52,237)	—	99,238	5,037
Total comprehensive income/(loss) attributable to:
Owners of the Company	(41,773)	(51,026)	—	99,253	6,454
Non-controlling interests	(191)	(1,211)	—	(15)	(1,417)
	December 31, 2020 $000s
Consolidated Statements of Financial Position:
Total assets	89,214	67,433	—	833,347	989,994
Total liabilities	130,049	200,457	—	5,949	336,455
Net (liabilities)/assets	(40,835)	(133,023)	—	827,397	653,539
The proportion of net assets shown above that is attributable to non-controlling interest is disclosed in Note 18.

	2019 $000s
	Internal $000s	Controlled Founded Entities $000s	Non-Controlled Founded Entities $000s	Parent Company & Other $000s	Consolidated $000s
Consolidated Statements of Comprehensive Loss
Contract revenue	7,077	1,474	—	137	8,688
Grant revenue	928	191	—	—	1,119
Total revenue	8,006	1,664	—	137	9,807
General and administrative expenses	(3,252)	(13,569)	(10,439)	(32,098)	(59,358)
Research and development expenses	(28,874)	(39,883)	(15,555)	(1,536)	(85,848)
Total operating expense	(32,126)	(53,451)	(25,994)	(33,634)	(145,206)
Other income/(expense):
Gain on deconsolidation	—	—	—	264,409	264,409
Gain/(loss) on investments held at fair value	—	—	—	(37,863)	(37,863)
Gain/(loss) on disposal of assets	17	(39)	—	(60)	(82)
Gain on loss of significant influence	—	—	—	445,582	445,582
Other income/(expense)	—	166	—	(45)	121
Other income/(expense)	17	127	—	672,023	672,167
Net finance income/(costs)	—	(16,947)	(30,141)	941	(46,147)
Share of net income/(loss) of associate accounted for using the equity method	—	—	—	30,791	30,791
Impairment of investment in associate	—	—	—	(42,938)	(42,938)
Income/(loss) before taxes	(24,104)	(68,608)	(56,135)	627,320	478,474
(Loss)/income before taxes pre IAS 39 fair value accounting, finance costs – subsidiary preferred shares, share-based payment expense, depreciation of tangible assets and amortization of intangible assets	(23,698)	(47,188)	(21,873)	640,298	547,540
Finance income/(costs) – subsidiary preferred shares	—	107	(1,564)	(1)	(1,458)
Finance income/(costs) – IFRS 9 fair value accounting	—	(17,294)	(28,737)	(444)	(46,475)
Share-based payment expense	(19)	(1,664)	(3,543)	(9,242)	(14,468)
Depreciation of tangible assets	(390)	(1,517)	(207)	(1,114)	(3,228)
Amortization of ROU assets	—	(1,060)	(83)	(2,177)	(3,320)
Amortization of intangible assets	4	7	(128)	—	(117)
Taxation	—	(134)	(162)	(112,113)	(112,409)
Income/(loss) for the year	(24,104)	(68,741)	(56,297)	515,207	366,065
Other comprehensive income/(loss)	—	—	(10)	—	(10)
Total comprehensive income/(loss) for the year	(24,104)	(68,741)	(56,307)	515,207	366,055
Total comprehensive income/(loss) attributable to:
Owners of the Company	(6,461)	(55,258)	(32,353)	515,207	421,133
Non-controlling interests	(17,643)	(13,483)	(23,953)	—	(55,079)